Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	92-1941413
Plan number	001
Investments held, current value	$ 1,312,813,087
Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	254,176
Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	890,550,469
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	48,146,537
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	248,046,718
Corporate debt
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	238,810
Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	113,528,168
Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Investments held, current value	$ 12,048,209
Participant loans | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Participant loans | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: ASML Holding NV NY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,280
Investments held, current value	$ 1,369,421
Investment, Identifier [Axis]: Adyen BV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	165
Investments held, current value	$ 226,875
Investment, Identifier [Axis]: Air Products & Chemicals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,066
Investments held, current value	$ 1,251,403
Investment, Identifier [Axis]: Alphabet Inc Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,180
Investments held, current value	$ 2,560,340
Investment, Identifier [Axis]: Alphabet Inc Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,166
Investments held, current value	$ 9,466,091
Investment, Identifier [Axis]: Altria Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,750
Investments held, current value	$ 792,825
Investment, Identifier [Axis]: Amazon.com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	47,241
Investments held, current value	$ 10,904,168
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	669,813
Investments held, current value	$ 15,132,491
Investment, Identifier [Axis]: Apple Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	63,195
Investments held, current value	$ 17,180,193
Investment, Identifier [Axis]: Berkshire Hathaway Inc Class B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,697
Investments held, current value	$ 1,355,647
Investment, Identifier [Axis]: BlackRock Equity Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,217,872
Investments held, current value	$ 139,031,301
Investment, Identifier [Axis]: BlackRock Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,491
Investments held, current value	$ 1,595,877
Investment, Identifier [Axis]: BlackRock LifePath® Index 2030 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,082,766
Investments held, current value	$ 81,862,715
Investment, Identifier [Axis]: BlackRock LifePath® Index 2035 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,454,780
Investments held, current value	$ 98,365,561
Investment, Identifier [Axis]: BlackRock LifePath® Index 2040 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,091,204
Investments held, current value	$ 74,470,188
Investment, Identifier [Axis]: BlackRock LifePath® Index 2045 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,979,558
Investments held, current value	$ 77,192,602
Investment, Identifier [Axis]: BlackRock LifePath® Index 2050 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,291,885
Investments held, current value	$ 62,277,389
Investment, Identifier [Axis]: BlackRock LifePath® Index 2055 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,818,207
Investments held, current value	$ 50,211,787
Investment, Identifier [Axis]: BlackRock LifePath® Index 2060 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	870,305
Investments held, current value	$ 24,060,093
Investment, Identifier [Axis]: BlackRock LifePath® Index 2065 Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	549,176
Investments held, current value	$ 11,105,990
Investment, Identifier [Axis]: BlackRock LifePath® Index Retirement Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,594,836
Investments held, current value	$ 60,275,700
Investment, Identifier [Axis]: BlackRock MSCI ACW Ex-US IM Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,337,050
Investments held, current value	$ 37,911,382
Investment, Identifier [Axis]: BlackRock Russell 2500 Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	719,076
Investments held, current value	$ 27,955,888
Investment, Identifier [Axis]: BlackRock US Debt Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,059,627
Investments held, current value	$ 13,500,704
Investment, Identifier [Axis]: Broadcom Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,415
Investments held, current value	$ 8,450,031
Investment, Identifier [Axis]: Carvana Co Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,043
Investments held, current value	$ 6,770,467
Investment, Identifier [Axis]: Carvana Co PIK VAR 06/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.00%
Investments held, current value	$ 96,735
Investment, Identifier [Axis]: Carvana Co PIK VAR 06/01/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.00%
Investments held, current value	$ 142,075
Investment, Identifier [Axis]: Chevron Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,972
Investments held, current value	$ 1,215,012
Investment, Identifier [Axis]: Chipotle Mexican Grill Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,978
Investments held, current value	$ 739,186
Investment, Identifier [Axis]: Chubb Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,072
Investments held, current value	$ 2,207,313
Investment, Identifier [Axis]: Cincinnati Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,294
Investments held, current value	$ 864,616
Investment, Identifier [Axis]: Cintas Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,920
Investments held, current value	$ 361,094
Investment, Identifier [Axis]: Cisco Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,512
Investments held, current value	$ 1,194,889
Investment, Identifier [Axis]: Colgate-Palmolive Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,593
Investments held, current value	$ 441,959
Investment, Identifier [Axis]: Constellation Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,456
Investments held, current value	$ 867,631
Investment, Identifier [Axis]: Corning Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,053
Investments held, current value	$ 2,106,081
Investment, Identifier [Axis]: CrowdStrike Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,418
Investments held, current value	$ 664,702
Investment, Identifier [Axis]: Crown Castle Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,132
Investments held, current value	$ 544,951
Investment, Identifier [Axis]: Cummins Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,600
Investments held, current value	$ 1,327,170
Investment, Identifier [Axis]: Danaher Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,927
Investments held, current value	$ 898,969
Investment, Identifier [Axis]: Datadog Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,819
Investments held, current value	$ 247,366
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,173,147
Investments held, current value	$ 19,309,999
Investment, Identifier [Axis]: Dominion Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,582
Investments held, current value	$ 1,323,079
Investment, Identifier [Axis]: DoorDash Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,461
Investments held, current value	$ 783,847
Investment, Identifier [Axis]: DoubleLine Core Plus Fixed Income Fund Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,754,947
Investments held, current value	$ 22,691,461
Investment, Identifier [Axis]: Dreyfus Government Cash Management Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	939,008
Investments held, current value	$ 939,008
Investment, Identifier [Axis]: Eli Lilly & Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,955
Investments held, current value	$ 5,325,039
Investment, Identifier [Axis]: Fastenal Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,340
Investments held, current value	$ 936,634
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,822,923
Investments held, current value	$ 39,822,923
Investment, Identifier [Axis]: Fidelity® Investments Money Market Government Portfolio Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	430,835
Investments held, current value	$ 254,176
Investment, Identifier [Axis]: GE Aerospace
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,950
Investments held, current value	$ 3,064,898
Investment, Identifier [Axis]: GE Vernova Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,765
Investments held, current value	$ 1,153,551
Investment, Identifier [Axis]: GQG Partners International Equity CIT Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,002,985
Investments held, current value	$ 19,316,181
Investment, Identifier [Axis]: Geneva Small Cap Growth Collect Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,490,809
Investments held, current value	$ 15,118,442
Investment, Identifier [Axis]: Goldman Sachs Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	757
Investments held, current value	$ 665,403
Investment, Identifier [Axis]: Intuitive Surgical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,283
Investments held, current value	$ 2,425,720
Investment, Identifier [Axis]: Johnson & Johnson
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,641
Investments held, current value	$ 1,374,355
Investment, Identifier [Axis]: Linde plc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,131
Investments held, current value	$ 482,247
Investment, Identifier [Axis]: Lowes Cos Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,952
Investments held, current value	$ 1,194,224
Investment, Identifier [Axis]: Marsh & McLennan Cos Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,640
Investments held, current value	$ 489,773
Investment, Identifier [Axis]: Mastercard Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,716
Investments held, current value	$ 3,834,030
Investment, Identifier [Axis]: Medline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,540
Investments held, current value	$ 148,680
Investment, Identifier [Axis]: Meta Platforms Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,731
Investments held, current value	$ 8,403,606
Investment, Identifier [Axis]: Microsoft Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,869
Investments held, current value	$ 21,215,926
Investment, Identifier [Axis]: Mondelez Intl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,834
Investments held, current value	$ 260,214
Investment, Identifier [Axis]: Monolithic Power Sys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	903
Investments held, current value	$ 818,443
Investment, Identifier [Axis]: Moody's Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,032
Investments held, current value	$ 527,197
Investment, Identifier [Axis]: Morgan Stanley
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,232
Investments held, current value	$ 751,307
Investment, Identifier [Axis]: NVIDIA Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	127,610
Investments held, current value	$ 23,799,265
Investment, Identifier [Axis]: Netflix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	36,131
Investments held, current value	$ 3,387,643
Investment, Identifier [Axis]: Nintendo Ltd ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	72,182
Investments held, current value	$ 1,216,989
Investment, Identifier [Axis]: Norfolk Southern Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,297
Investments held, current value	$ 1,818,070
Investment, Identifier [Axis]: Northrop Grumman Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,799
Investments held, current value	$ 1,025,808
Investment, Identifier [Axis]: Old Dominion Freight Lines Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,945
Investments held, current value	$ 304,976
Investment, Identifier [Axis]: Oracle Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,258
Investments held, current value	$ 1,804,477
Investment, Identifier [Axis]: PIMCO Inflation Response Multi-Asset Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	565,279
Investments held, current value	$ 5,234,481
Investment, Identifier [Axis]: PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,557,906
Investments held, current value	$ 22,663,049
Investment, Identifier [Axis]: Palantir Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,000
Investments held, current value	$ 533,250
Investment, Identifier [Axis]: Paychex Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,858
Investments held, current value	$ 769,330
Investment, Identifier [Axis]: Philip Morris Intl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,793
Investments held, current value	$ 1,570,797
Investment, Identifier [Axis]: Procter & Gamble Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,640
Investments held, current value	$ 378,338
Investment, Identifier [Axis]: Progressive Corp Ohio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,615
Investments held, current value	$ 1,278,648
Investment, Identifier [Axis]: Roper Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,287
Investments held, current value	$ 572,882
Investment, Identifier [Axis]: Ross Stores Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,052
Investments held, current value	$ 729,927
Investment, Identifier [Axis]: Schwab Charles Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,885
Investments held, current value	$ 1,986,710
Investment, Identifier [Axis]: Sea Ltd ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,081
Investments held, current value	$ 775,753
Investment, Identifier [Axis]: ServiceNow Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,071
Investments held, current value	$ 2,461,916
Investment, Identifier [Axis]: Sherwin Williams Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,715
Investments held, current value	$ 555,711
Investment, Identifier [Axis]: Shopify Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,881
Investments held, current value	$ 1,590,545
Investment, Identifier [Axis]: Starbucks Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,875
Investments held, current value	$ 831,574
Investment, Identifier [Axis]: Stryker Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,083
Investments held, current value	$ 732,112
Investment, Identifier [Axis]: Synopsys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,832
Investments held, current value	$ 860,527
Investment, Identifier [Axis]: T-Mobile Us Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,179
Investments held, current value	$ 1,457,624
Investment, Identifier [Axis]: TE Connectivity Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,420
Investments held, current value	$ 2,143,144
Investment, Identifier [Axis]: TJX Companies Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,326
Investments held, current value	$ 818,127
Investment, Identifier [Axis]: Taiwan Semic Mfg Co Ltd Sp ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,284
Investments held, current value	$ 997,975
Investment, Identifier [Axis]: Tesla Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,939
Investments held, current value	$ 4,919,487
Investment, Identifier [Axis]: Texas Instruments Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,367
Investments held, current value	$ 1,625,081
Investment, Identifier [Axis]: The Booking Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	293
Investments held, current value	$ 1,569,112
Investment, Identifier [Axis]: Thermo Fisher Scientific Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,659
Investments held, current value	$ 961,308
Investment, Identifier [Axis]: TransDigm Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	296
Investments held, current value	$ 393,636
Investment, Identifier [Axis]: UnitedHealth Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,457
Investments held, current value	$ 2,131,520
Investment, Identifier [Axis]: Veralto Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	464,033
Investments held, current value	$ 46,301,213
Investment, Identifier [Axis]: Visa Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,145
Investments held, current value	$ 4,960,793
Investment, Identifier [Axis]: WTC CIF II Select Leaders Collective Investment Trust Series 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,590,548
Investments held, current value	$ 20,247,671